OTHER PAYABLES AND ACCRUED LIABILITIES (Details) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
OTHER PAYABLES AND ACCRUED LIABILITIES [abstract]
Accrued payroll and welfare payable	¥ 1,490		¥ 1,509
Provision for retirement benefits	630		683
Accruals expenses	381		449
Advances from customers	3,096		3,272
Special oil gain levy payable	55		0
Royalties payable	75		240
Provision for dismantlement	1,180		462
Other payables	7,199		8,251
Other payables and accrued liabilities	¥ 14,106	$ 2,137	¥ 14,866